Retirement Plans - Schedule of Estimated Benefit Payments (Details) $ in Millions	Sep. 30, 2018 USD ($)
Pension Plan [Member] | United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Fiscal 2019	$ 209.1
Fiscal 2020	218.6
Fiscal 2021	223.0
Fiscal 2022	231.7
Fiscal 2023	218.5
Fiscal Years 2024 – 2028	1,168.9
Pension Plan [Member] | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fiscal 2019	80.1
Fiscal 2020	80.9
Fiscal 2021	79.8
Fiscal 2022	80.0
Fiscal 2023	80.2
Fiscal Years 2024 – 2028	398.9
Other Postretirement Benefits Plan [Member] | United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Fiscal 2019	9.3
Fiscal 2020	8.2
Fiscal 2021	7.8
Fiscal 2022	7.4
Fiscal 2023	7.1
Fiscal Years 2024 – 2028	31.4
Other Postretirement Benefits Plan [Member] | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fiscal 2019	2.9
Fiscal 2020	3.0
Fiscal 2021	3.1
Fiscal 2022	3.2
Fiscal 2023	3.3
Fiscal Years 2024 – 2028	$ 19.1